Share-based Compensation - Summary of share option activity (Detail)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Share-based compensation
Number of options, Exercised	(1,583,088)	(1,583,088)
Aggregated intrinsic value, Exercised	¥ 3,938,396	$ 539,558	¥ 3,056,001	¥ 2,023,265
2016 Plan
Share-based compensation
Number of options, Beginning balance	9,174,361	9,174,361	9,461,786
Number of options, Exercised	(254,326)	(254,326)	(274,925)
Number of options, Forfeited			(12,500)
Number of options, Ending balance	8,920,035	8,920,035	9,174,361	9,461,786
Number of options, Vested and Exercisable	8,920,035
Weighted average grant date fair value, Beginning balance | ¥ / shares	¥ 17.44		¥ 17.26
Weighted average grant date fair value, Exercised | ¥ / shares	28.02		11.12
Weighted average grant date fair value, Forfeited | ¥ / shares			19.86
Weighted average grant date fair value, Ending balance | ¥ / shares	33.17		¥ 17.44	¥ 17.26
Weighted average grant date fair value, Vested and Exercisable | ¥ / shares	¥ 33.17
Weighted average remaining contractual term, Outstanding	3 years 5 months 1 day	3 years 5 months 1 day	4 years 3 months 25 days	5 years 3 months 21 days
Weighted average remaining contractual term, Exercised	2 years 11 months 4 days	2 years 11 months 4 days
Weighted average remaining contractual term, Vested and Exercisable	3 years 5 months 1 day	3 years 5 months 1 day
Aggregated intrinsic value, Outstanding | ¥	¥ 183,603,721		¥ 132,873,059	¥ 61,990,313
Aggregated intrinsic value, Exercised | ¥	3,938,396		¥ 3,601,562
Aggregated intrinsic value, Vested and Exercisable | ¥	¥ 183,603,721